UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a reinstatement.
							[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:	Georgia Bennicas DBA Bennicas and Associates
Address:	2995 Woodside Road
		Suite 250
		Woodside, CA  94062
13F File Number:	28-6984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Georgia Bennicas DBA Bennicas and Associates
Title:	Principal
Phone:	650-851-4601
Signature, Place, and Date of Signing:
	Georgia Bennicas	Woodside, California	July 23, 2009

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	n/a

I am signing this report as required by the Securities Exchange Act of 1934.

					FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		61
Form 13F Information Table Value Total:		$113,787







                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARM Holdings plc               COM              042068106       72    12000 SH       Sole                    12000
AT&T Corp. (New)               COM              00206R102     2659   107028 SH       Sole                   106444               584
Abbott Laboratories            COM              002824100     1862    39580 SH       Sole                    39580
BP p.l.c. ADR                  COM              055622104     2030    42575 SH       Sole                    42575
BRE Properties                 COM              05564E106     1376    57906 SH       Sole                    57106               800
Bristol-Myers Squibb           COM              110122108     1692    83309 SH       Sole                    82609               700
Bunge Ltd.                     COM              G16962105     2296    38100 SH       Sole                    38100
Burlington Northern Santa Fe   COM              12189T104      272     3700 SH       Sole                     3700
CSX Corp.                      COM              126408103      463    13360 SH       Sole                    13360
Chesapeake Energy Corp.        COM              165167107     1571    79213 SH       Sole                    78213              1000
Chevron Corporation (fmly. Che COM              166764100     5971    90121 SH       Sole                    89659               462
ConocoPhillips                 COM              20825C104     1171    27846 SH       Sole                    27846
Copart Inc.                    COM              217204106     1269    36600 SH       Sole                    36600
DNP Select Income Fund (fmly.  COM              23325p104     1029   128896 SH       Sole                   128896
Du Pont                        COM              263534109     1556    60730 SH       Sole                    60730
Duke-Weeks Realty Corp.        COM              264411505      156    17800 SH       Sole                    17000               800
Edison International (formerly COM              281020107      299     9510 SH       Sole                     9510
ExxonMobil                     COM              30231g102     1584    22652 SH       Sole                    22652
General Electric               COM              369604103      751    64079 SH       Sole                    64079
GlaxoSmithKline plc            COM              37733W105     1988    56250 SH       Sole                    55750               500
HCP, Inc.                      COM              40414L109     1105    52150 SH       Sole                    52150
Hawaiian Electric              COM              419870100      816    42800 SH       Sole                    42800
Heinz (H.J.)                   COM              423074103     1719    48150 SH       Sole                    47850               300
Intel Corp.                    COM              458140100      641    38761 SH       Sole                    38761
International Business Machine COM              459200101     1108    10612 SH       Sole                    10612
Johnson & Johnson              COM              478160104     2420    42612 SH       Sole                    42612
Kimberly-Clark                 COM              494368103     1874    35750 SH       Sole                    35750
Lilly, Eli                     COM              532457108     1464    42270 SH       Sole                    42270
Microsoft                      COM              594918104     2177    91603 SH       Sole                    90803               800
Norfolk Southern               COM              655844108      226     6000 SH       Sole                     6000
Oracle Corp.                   COM              68389X105     1436    67034 SH       Sole                    67034
PG&E Corporation               COM              69331C108     1145    29780 SH       Sole                    29780
Pepsico Inc.                   COM              713448108     1968    35815 SH       Sole                    35515               300
Pfizer Inc.                    COM              717081103     1132    75460 SH       Sole                    75460
Plum Creek Timber Company, Inc COM              729251108     2104    70650 SH       Sole                    70150               500
Procter & Gamble               COM              742718109    16309   319160 SH       Sole                   318673               487
Rayonier Inc.                  COM              754907103     1164    32025 SH       Sole                    31725               300
Safeguard Scientifics          COM              786449108      178   134800 SH       Sole                   134800
Schering Plough                COM              806605101     1162    46260 SH       Sole                    45760               500
TransCanada PL                 COM              89353D107     2196    81600 SH       Sole                    81300               300
Unilever PLC                   COM              904767704     1880    80020 SH       Sole                    80020
Union Pacific Corp.            COM              907818108      397     7620 SH       Sole                     7620
United Technologies            COM              913017109     2071    39859 SH       Sole                    39859
Verizon Corporation            COM              92343V104     1183    38484 SH       Sole                    38484
ASA (Bermuda) Limited          COM              G3156P103     4312    68200 SH       Sole                    67700               500
BHP Billiton Ltd.              COM              088606108      427     7800 SH       Sole                     7800
Barrick Gold Corporation       COM              067901108     1401    41750 SH       Sole                    41750
Central Fund of Canada Ltd.    COM              153501101     4726   402567 SH       Sole                   402567
Freeport McMoRan Copper & Gold COM              35671D857      893    17826 SH       Sole                    17826
Goldcorp, Inc.                 COM              380956409     7008   201670 SH       Sole                   200170              1500
Hecla Mining                   COM              422704106      231    86100 SH       Sole                    86100
IAMGOLD Corporation            COM              450913108      883    87250 SH       Sole                    87250
Kinross Gold Corporation       COM              496902404     1114    61400 SH       Sole                    61400
Newmont Mining                 COM              651639106     5541   135582 SH       Sole                   134582              1000
Pan American Silver Corp.      COM              697900108     2005   109410 SH       Sole                   109410
Silver Wheaton Corp.           COM              828336107      276    33450 SH       Sole                    33450
Yamana Gold, Inc.              COM              98462Y100     2122   240100 SH       Sole                   240100
iShares Silver Trust           COM              46428Q109      375    28000 SH       Sole                    28000
streetTracks Gold Trust        COM              78463V107     2375    26050 SH       Sole                    26050
Gabelli Global Gold 6.625% Pfd PFD              36244N208     1866    76500 SH       Sole                    76500
Templeton Global Income Fund   COM              880198106      290    33700 SH       Sole                    31700              2000